EMPOWER FUNDS, INC.
("Empower Funds")
Empower Large Cap Growth Fund	Empower Large Cap Value Fund
Institutional Class Ticker / MXGSX	Institutional Class Ticker / MXVHX
Investor Class Ticker / MXLGX	Investor Class Ticker / MXEQX
Investor II Class Ticker / MXHAX
Empower S&P 500® Index Fund
Institutional Class Ticker / MXKWX
Investor Class Ticker / MXVIX

(the "Fund(s)")
Quarterly Holdings Report

March 31, 2025
This report is submitted for general information and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein is to be considered an offer of the sale of shares of the Funds. Such offering is made only by the prospectus of each Fund, which includes details as to offering price and other information.

EMPOWER FUNDS, INC.
EMPOWER LARGE CAP GROWTH FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 0.04%
14,489	Freeport-McMoRan Inc	$ 548,554
Communications — 24.80%
3,116	Airbnb Inc Class A(a)	372,238
61,239	Alibaba Group Holding Ltd Sponsored ADR	8,097,633
338,824	Alphabet Inc Class C	52,934,473
517,705	Amazon.com Inc(a)	98,498,553
62,894	Arista Networks Inc(a)	4,873,027
5,842	Booking Holdings Inc	26,913,568
57,034	DoorDash Inc Class A(a)	10,424,104
12,540	FactSet Research Systems Inc	5,701,186
3,231	MercadoLibre Inc(a)	6,303,261
78,163	Meta Platforms Inc Class A	45,050,027
32,798	Motorola Solutions Inc	14,359,292
28,539	Netflix Inc(a)	26,613,474
23,837	Palo Alto Networks Inc(a)	4,067,546
523,475	Pinterest Inc Class A(a)	16,227,725
70,574	Shopify Inc Class A(a)	6,738,405
17,321	Spotify Technology SA(a)	9,527,070
28,299	Trade Desk Inc Class A(a)	1,548,521
427,007	Uber Technologies Inc(a)	31,111,730
175,614	Walt Disney Co	17,333,102
		386,694,935
Consumer, Cyclical — 10.32%
2,090	AutoZone Inc(a)	7,968,710
23,016	Chipotle Mexican Grill Inc(a)	1,155,633
242,700	Copart Inc(a)	13,734,393
61,752	DR Horton Inc	7,850,532
51,716	Home Depot Inc	18,953,397
31,902	McDonald's Corp	9,965,228
15,291	O'Reilly Automotive Inc(a)	21,905,581
110,987	Ross Stores Inc	14,183,029
77,062	Starbucks Corp	7,559,012
80,140	Tesla Inc(a)	20,769,082
159,392	TJX Cos Inc	19,413,945
164,255	Walmart Inc	14,419,946
3,154	WW Grainger Inc	3,115,616
		160,994,104
Consumer, Non-Cyclical — 12.13%
84,801	Abbott Laboratories	11,248,853
9,579	AbbVie Inc	2,006,992
4,344	Block Inc(a)	236,009
196,079	Coca-Cola Co	14,043,178
38,774	Danaher Corp	7,948,670
27,235	Edwards Lifesciences Corp(a)	1,973,993
57,433	Eli Lilly & Co	47,434,489
22,324	Gilead Sciences Inc	2,501,404
60,939	Intuitive Surgical Inc(a)	30,181,259
68,702	Johnson & Johnson	11,393,540
11,745	McKesson Corp	7,904,268
18,810	Monster Beverage Corp(a)	1,100,761
15,348	Natera Inc(a)	2,170,361
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
2,814	PayPal Holdings Inc(a)	$ 183,613
55,918	Philip Morris International Inc	8,875,864
12,207	Quanta Services Inc	3,102,775
32,707	Thermo Fisher Scientific Inc	16,275,003
42,459	Vertex Pharmaceuticals Inc(a)	20,584,972
		189,166,004
Energy — 0.27%
6,475	Cheniere Energy Inc	1,498,315
26,167	ConocoPhillips	2,748,058
		4,246,373
Financial — 11.59%
22,798	Berkshire Hathaway Inc Class B(a)	12,141,759
40,916	Blackstone Inc	5,719,238
14,361	Goldman Sachs Group Inc	7,845,270
160,472	Intercontinental Exchange Inc	27,681,420
57,470	KKR & Co Inc	6,644,107
117,931	Mastercard Inc Class A	64,640,340
48,979	Progressive Corp	13,861,547
120,410	Visa Inc Class A	42,198,889
		180,732,570
Industrial — 5.90%
77,572	3M Co	11,392,224
398,429	Amphenol Corp Class A	26,132,958
45,125	Eaton Corp PLC	12,266,329
31,807	Illinois Tool Works Inc	7,888,454
19,498	Rockwell Automation Inc(b)	5,037,893
10,463	Trane Technologies PLC	3,525,193
5,449	TransDigm Group Inc	7,537,548
38,082	Union Pacific Corp	8,996,492
85,811	Veralto Corp	8,362,282
12,617	Vertiv Holdings Co Class A	910,947
		92,050,320
Technology — 32.02%
40,244	Adobe Inc(a)	15,434,782
162,319	Advanced Micro Devices Inc(a)	16,676,654
414,837	Apple Inc	92,147,743
14,500	AppLovin Corp Class A(a)	3,842,065
26,572	ASML Holding NV	17,607,405
95,244	Broadcom Inc	15,946,703
1,911	Fair Isaac Corp(a)	3,524,190
41,242	Fiserv Inc(a)	9,107,471
6,501	HubSpot Inc(a)	3,713,956
60,778	International Business Machines Corp	15,113,057
45,934	Intuit Inc	28,203,016
40,454	Lam Research Corp	2,941,006
279,938	Microchip Technology Inc	13,551,798
262,681	Microsoft Corp	98,607,820

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER LARGE CAP GROWTH FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Shares		Fair Value
Technology — (continued)
3,872	MongoDB Inc(a)	$ 679,149
586,823	NVIDIA Corp	63,599,877
210,277	Oracle Corp	29,398,828
113,650	Salesforce Inc	30,499,114
35,843	ServiceNow Inc(a)	28,536,046
11,540	Snowflake Inc Class A(a)	1,686,686
4,565	Synopsys Inc(a)	1,957,700
24,029	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	3,988,814
25,914	Twilio Inc Class A(a)	2,537,240
		499,301,120
TOTAL COMMON STOCK — 97.07% (Cost $1,191,691,653)		$1,513,733,980
EXCHANGE TRADED FUNDS
20,046	SPDR® S&P 500® ETF Trust(b)	11,213,532

TOTAL EXCHANGE TRADED FUNDS — 0.72% (Cost $11,291,675)		$11,213,532
Shares		Fair Value
GOVERNMENT MONEY MARKET MUTUAL FUNDS
1,318,800	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(c), 4.29%(d)	$ 1,318,800
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.08% (Cost $1,318,800)		$1,318,800
TOTAL INVESTMENTS — 97.87% (Cost $1,204,302,128)		$1,526,266,312
OTHER ASSETS & LIABILITIES, NET — 2.13%		$33,238,158
TOTAL NET ASSETS — 100.00%		$1,559,504,470

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan as of March 31, 2025.
(c)	Collateral received for securities on loan.
(d)	Rate shown is the 7-day yield as of March 31, 2025.
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER LARGE CAP VALUE FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 3.04%
130,390	CF Industries Holdings Inc	$ 10,189,978
90,327	DuPont de Nemours Inc	6,745,620
48,842	Eastman Chemical Co	4,303,469
265,959	Freeport-McMoRan Inc	10,069,208
218,166	International Paper Co	11,639,156
46,923	PPG Industries Inc	5,131,030
		48,078,461
Communications — 3.94%
37,346	AT&T Inc	1,056,145
19,053	Charter Communications Inc Class A(a)	7,021,602
147,219	Cisco Systems Inc	9,084,884
250,545	Comcast Corp Class A	9,245,110
370,954	News Corp Class A	10,097,368
59,654	T-Mobile US Inc	15,910,318
47,849	Verizon Communications Inc	2,170,431
78,071	Walt Disney Co	7,705,608
		62,291,466
Consumer, Cyclical — 8.37%
56,277	BJ's Wholesale Club Holdings Inc(a)	6,421,206
15,037	Cummins Inc	4,713,197
29,048	Dollar General Corp	2,554,191
17,115	Ferguson Enterprises Inc	2,742,336
302,772	General Motors Co	14,239,367
40,476	Hilton Worldwide Holdings Inc	9,210,314
5,684	Home Depot Inc	2,083,129
67,667	Kohl's Corp(b)	553,516
189,365	Las Vegas Sands Corp	7,315,170
11,588	Lululemon Athletica Inc(a)	3,280,099
186,809	Mattel Inc(a)	3,629,699
147,008	PulteGroup Inc	15,112,422
640,282	Southwest Airlines Co	21,500,670
54,021	Target Corp	5,637,632
22,319	TJX Cos Inc	2,718,454
349,833	Walmart Inc	30,711,839
		132,423,241
Consumer, Non-Cyclical — 25.61%
119,340	AbbVie Inc	25,004,117
211,878	AstraZeneca PLC Sponsored ADR	15,573,033
59,411	Becton Dickinson & Co	13,608,684
15,176	Biogen Inc(a)	2,076,684
59,651	Bristol-Myers Squibb Co	3,638,114
10,762	Cardinal Health Inc	1,482,681
17,893	Centene Corp(a)	1,086,284
60,114	Cigna Group	19,777,506
305,279	Coca-Cola Co	21,864,082
77,118	Colgate-Palmolive Co	7,225,957
166,127	Conagra Brands Inc	4,430,607
199,950	Corteva Inc	12,582,854
151,557	CVS Health Corp	10,267,987
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
37,509	Elevance Health Inc	$ 16,314,915
12,424	GE HealthCare Technologies Inc	1,002,741
3,945	Humana Inc	1,043,847
35,328	Johnson & Johnson	5,858,795
601,922	Kenvue Inc	14,434,090
20,857	Keurig Dr Pepper Inc	713,727
101,418	Kimberly-Clark Corp	14,423,668
27,405	McKesson Corp	18,443,291
92,000	Medtronic PLC	8,267,120
67,275	Merck & Co Inc	6,038,604
137,763	Pfizer Inc	3,490,914
239,695	Philip Morris International Inc	38,046,787
100,296	Procter & Gamble Co	17,092,444
23,333	Regeneron Pharmaceuticals Inc	14,798,489
165,662	Sanofi SA	18,342,464
67,952	Sanofi SA ADR	3,768,618
42,933	Thermo Fisher Scientific Inc	21,363,461
101,015	Tyson Foods Inc Class A	6,445,767
11,835	United Rentals Inc	7,416,995
58,864	UnitedHealth Group Inc	30,830,020
600,650	Viatris Inc	5,231,662
115,649	Zimmer Biomet Holdings Inc	13,089,154
		405,076,163
Energy — 8.18%
11,313	Baker Hughes Co	497,206
2,465	Chevron Corp	412,370
184,622	ConocoPhillips	19,389,002
25,137	Enbridge Inc	1,113,820
23,780	EOG Resources Inc	3,049,547
108,197	EQT Corp	5,780,966
28,444	Expand Energy Corp	3,166,386
312,384	Exxon Mobil Corp	37,151,829
15,430	Hess Corp	2,464,634
14,500	Phillips 66	1,790,460
129,322	Schlumberger NV	5,405,660
291,615	Shell PLC	10,613,052
139,792	South Bow Corp(b)	3,570,935
89,843	Suncor Energy Inc	3,478,721
79,513	TC Energy Corp(b)	3,755,049
199,483	TotalEnergies SE	12,853,323
32,578	TotalEnergies SE Sponsored ADR	2,107,471
57,066	Valero Energy Corp	7,536,707
87,871	Williams Cos Inc	5,251,171
		129,388,309
Financial — 23.78%
63,022	Allstate Corp	13,049,966
280,395	American International Group Inc	24,377,541
17,193	American Tower Corp REIT	3,741,197
94,774	Apollo Global Management Inc	12,978,352
670,494	Bank of America Corp	27,979,715
97,367	Capital One Financial Corp	17,457,903

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER LARGE CAP VALUE FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Shares		Fair Value
Financial — (continued)
356,248	Charles Schwab Corp	$ 27,887,093
49,958	Chubb Ltd	15,086,816
507,196	Citigroup Inc	36,005,844
48,491	CME Group Inc	12,864,177
242,985	Equitable Holdings Inc	12,657,089
168,198	Equity Residential REIT	12,039,613
184,451	Fifth Third Bancorp	7,230,479
128,838	Gaming & Leisure Properties Inc REIT	6,557,854
15,474	Goldman Sachs Group Inc	8,453,291
95,650	Hartford Insurance Group Inc	11,834,775
604,963	Huntington Bancshares Inc	9,080,495
88,769	JPMorgan Chase & Co	21,775,036
96,313	Loews Corp	8,852,128
214,738	MetLife Inc	17,241,314
13,981	Morgan Stanley	1,631,163
66,377	PNC Financial Services Group Inc	11,667,085
172,390	Rayonier Inc REIT	4,806,233
106,357	Rexford Industrial Realty Inc REIT	4,163,877
61,189	State Street Corp	5,478,251
141,734	US Bancorp	5,984,009
175,296	Vornado Realty Trust REIT	6,484,199
240,268	Wells Fargo & Co	17,248,840
391,950	Weyerhaeuser Co REIT	11,476,296
		376,090,631
Industrial — 11.91%
19,660	3M Co	2,887,268
29,700	AGCO Corp	2,749,329
69,032	Ball Corp	3,594,496
52,332	Boeing Co(a)	8,925,223
120,446	CRH PLC	10,595,635
196,925	CSX Corp	5,795,503
51,387	FedEx Corp	12,527,123
48,131	Fortive Corp	3,522,227
8,457	GE Vernova Inc	2,581,753
69,429	General Electric Co	13,896,214
51,412	Honeywell International Inc	10,886,491
114,428	Ingersoll Rand Inc	9,157,672
127,652	Johnson Controls International PLC	10,226,201
62,717	L3Harris Technologies Inc	13,127,295
20,147	Norfolk Southern Corp	4,771,817
22,249	Northrop Grumman Corp	11,391,710
75,886	Otis Worldwide Corp	7,831,435
15,064	Rockwell Automation Inc	3,892,236
104,180	RTX Corp	13,799,683
44,918	Siemens AG	10,373,677
129,277	Stanley Black & Decker Inc	9,938,816
45,855	TE Connectivity PLC	6,480,229
63,251	United Parcel Service Inc Class B	6,956,977
32,217	West Fraser Timber Co Ltd	2,478,776
		188,387,786
Shares		Fair Value
Technology — 7.97%
63,615	Accenture PLC Class A	$ 19,850,425
9,030	Adobe Inc(a)	3,463,276
22,581	Advanced Micro Devices Inc(a)	2,319,972
27,558	Applied Materials Inc	3,999,217
43,492	Fiserv Inc(a)	9,604,338
118,703	Intel Corp	2,695,745
74,475	Microsoft Corp	27,957,170
53,329	Oracle Corp	7,455,927
179,942	QUALCOMM Inc	27,640,891
4,647	Salesforce Inc	1,247,069
144,462	Samsung Electronics Co Ltd	5,727,263
82,841	Seagate Technology Holdings PLC(b)	7,037,343
39,701	Texas Instruments Inc	7,134,270
		126,132,906
Utilities — 5.09%
99,829	Ameren Corp	10,022,832
1,195	Atmos Energy Corp	184,723
123,088	Dominion Energy Inc	6,901,544
247,807	NextEra Energy Inc	17,567,038
16,463	NiSource Inc	660,002
134,300	NRG Energy Inc	12,820,278
24,629	PG&E Corp	423,126
253,319	PPL Corp	9,147,349
89,226	Sempra	6,367,167
177,845	Southern Co	16,352,848
		80,446,907
TOTAL COMMON STOCK — 97.89% (Cost $1,261,440,629)		$1,548,315,870
CONVERTIBLE PREFERRED STOCK
Utilities — 0.08%
29,238	NextEra Energy Inc 6.93%	1,193,788
TOTAL CONVERTIBLE PREFERRED STOCK — 0.08% (Cost $1,425,353)		$1,193,788
PREFERRED STOCK
Consumer, Cyclical — 0.27%
16,378	Dr Ing hc F Porsche AG	820,259
33,762	Volkswagen AG	3,445,024
		4,265,283
Industrial — 0.19%
51,358	Boeing Co(a)	3,031,663
TOTAL PREFERRED STOCK — 0.46% (Cost $9,081,203)		$7,296,946

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER LARGE CAP VALUE FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Shares		Fair Value
GOVERNMENT MONEY MARKET MUTUAL FUNDS
14,519,423	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(c), 4.29%(d)	$ 14,519,423
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.92% (Cost $14,519,423)		$14,519,423
TOTAL INVESTMENTS — 99.35% (Cost $1,286,466,608)		$1,571,326,027
OTHER ASSETS & LIABILITIES, NET — 0.65%		$10,317,120
TOTAL NET ASSETS — 100.00%		$1,581,643,147
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan as of March 31, 2025.
(c)	Collateral received for securities on loan.
(d)	Rate shown is the 7-day yield as of March 31, 2025.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
As of March 31, 2025 the Fund held the following over-the-counter ("OTC") forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
BB	EUR	2,289,700	USD	2,447,624	06/18/2025	$39,120
BB	USD	3,008,813	EUR	2,794,100	06/18/2025	(25,738)
BB	USD	3,315,537	GBP	2,586,200	06/18/2025	(24,942)
CGM	USD	1,184,666	EUR	1,100,300	06/18/2025	(10,322)
CGM	USD	3,384,750	GBP	2,637,300	06/18/2025	(21,733)
GS	USD	2,210,840	EUR	2,052,900	06/18/2025	(18,726)
GS	USD	2,837,293	GBP	2,211,600	06/18/2025	(19,333)
HSB	USD	1,844,988	EUR	1,713,200	06/18/2025	(15,644)
HSB	USD	2,136,209	GBP	1,680,800	06/18/2025	(34,806)
MS	EUR	539,900	USD	571,961	06/18/2025	14,401
MS	USD	2,593,071	GBP	2,019,200	06/18/2025	(15,040)
SSB	USD	2,381,429	EUR	2,211,600	06/18/2025	(20,494)
SSB	USD	2,260,352	GBP	1,763,200	06/18/2025	(17,095)
TD	USD	2,394,190	EUR	2,223,400	06/18/2025	(20,548)
TD	USD	2,832,053	GBP	2,209,000	06/18/2025	(21,214)
UBS	USD	631,451	EUR	586,600	06/18/2025	(5,629)
WES	USD	302,220	EUR	280,700	06/18/2025	(2,636)
					Net Depreciation	$(220,379)
See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER LARGE CAP VALUE FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Abbreviations
BB	Barclays Bank PLC
CGM	Citigroup Global Markets
GS	Goldman Sachs
HSB	HSBC Bank USA
MS	Morgan Stanley & Co LLC
SSB	State Street Bank
TD	Toronto Dominion Bank
UBS	UBS AG
WES	Westpac Banking
Currency Abbreviations
EUR	Euro Dollar
GBP	British Pound
USD	U.S. Dollar
See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER S&P 500® INDEX FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 1.58%
31,638	Air Products & Chemicals Inc	$ 9,330,679
13,053	Albemarle Corp	940,077
21,250	CF Industries Holdings Inc	1,660,688
104,223	Dow Inc	3,639,467
55,742	DuPont de Nemours Inc	4,162,813
13,146	Eastman Chemical Co	1,158,294
35,360	Ecolab Inc	8,964,467
201,020	Freeport-McMoRan Inc	7,610,617
34,140	International Flavors & Fragrances Inc	2,649,605
69,955	International Paper Co	3,732,099
66,761	Linde PLC	31,086,592
34,217	LyondellBasell Industries NV Class A	2,408,877
36,208	Mosaic Co	977,978
156,262	Newmont Corp	7,544,329
35,227	Nucor Corp	4,239,218
30,875	PPG Industries Inc	3,376,181
31,590	Sherwin-Williams Co	11,030,912
21,998	Steel Dynamics Inc	2,751,510
		107,264,403
Communications — 14.99%
61,946	Airbnb Inc Class A(a)	7,400,069
820,369	Alphabet Inc Class A	126,861,862
663,404	Alphabet Inc Class C	103,643,607
1,325,549	Amazon.com Inc(a)	252,198,953
146,117	Arista Networks Inc(a)	11,321,145
1,006,042	AT&T Inc	28,450,868
4,641	Booking Holdings Inc	21,380,669
17,495	CDW Corp	2,803,748
14,321	Charter Communications Inc Class A(a)	5,277,718
558,876	Cisco Systems Inc	34,488,238
535,192	Comcast Corp Class A	19,748,585
112,797	Corning Inc	5,163,847
47,678	DoorDash Inc Class A(a)	8,714,108
67,127	eBay Inc	4,546,512
18,193	Expedia Group Inc	3,058,243
8,815	F5 Inc(a)	2,347,170
5,644	FactSet Research Systems Inc	2,565,988
27,654	Fox Corp Class A	1,565,216
14,673	Fox Corp Class B	773,414
85,744	Gen Digital Inc	2,275,646
21,199	GoDaddy Inc Class A(a)	3,818,788
42,599	Interpublic Group of Cos Inc	1,156,989
52,925	Juniper Networks Inc	1,915,356
29,322	Match Group Inc	914,846
307,763	Meta Platforms Inc Class A	177,382,283
22,712	Motorola Solutions Inc	9,943,541
59,933	Netflix Inc(a)	55,889,320
65,325	News Corp Class A	1,778,147
12,161	News Corp Class B	369,330
27,755	Omnicom Group Inc	2,301,167
91,767	Palo Alto Networks Inc(a)	15,659,121
113,545	Paramount Global Class B(b)	1,357,998
Shares		Fair Value
Communications — (continued)
68,338	T-Mobile US Inc	$ 18,226,428
295,239	Uber Technologies Inc(a)	21,511,113
12,499	VeriSign Inc(a)	3,173,121
590,227	Verizon Communications Inc	26,772,697
253,910	Walt Disney Co	25,060,917
320,159	Warner Bros Discovery Inc(a)	3,435,306
		1,015,252,074
Consumer, Cyclical — 8.22%
31,035	Aptiv PLC(a)	1,846,582
2,299	AutoZone Inc(a)	8,765,581
28,103	Best Buy Co Inc	2,068,662
23,992	Caesars Entertainment Inc(a)	599,800
26,785	CarMax Inc(a)	2,087,087
135,734	Carnival Corp(a)	2,650,885
194,934	Chipotle Mexican Grill Inc(a)	9,787,636
127,703	Copart Inc(a)	7,226,713
62,123	Costco Wholesale Corp	58,754,691
19,235	Cummins Inc	6,029,018
16,831	Darden Restaurants Inc	3,496,809
20,730	Deckers Outdoor Corp(a)	2,317,821
85,312	Delta Air Lines Inc	3,719,603
29,093	Dollar General Corp	2,558,147
29,108	Dollar Tree Inc(a)	2,185,138
5,148	Domino's Pizza Inc	2,365,249
41,735	DR Horton Inc	5,305,771
80,324	Fastenal Co	6,229,126
542,595	Ford Motor Co	5,442,228
139,835	General Motors Co	6,576,440
19,746	Genuine Parts Co	2,352,538
14,190	Hasbro Inc	872,543
33,133	Hilton Worldwide Holdings Inc	7,539,414
139,269	Home Depot Inc	51,040,696
43,855	Las Vegas Sands Corp	1,694,119
36,127	Lennar Corp Class A	4,146,657
20,100	Live Nation Entertainment Inc(a)	2,624,658
29,762	LKQ Corp	1,266,075
79,539	Lowe's Cos Inc	18,550,881
16,321	Lululemon Athletica Inc(a)	4,619,822
32,339	Marriott International Inc Class A	7,703,150
100,476	McDonald's Corp	31,385,688
30,393	MGM Resorts International(a)	900,849
166,932	NIKE Inc Class B	10,596,843
70,254	Norwegian Cruise Line Holdings Ltd(a)	1,332,016
418	NVR Inc(a)	3,028,155
8,094	O'Reilly Automotive Inc(a)	11,595,303
74,517	PACCAR Inc	7,255,720
6,328	Pool Corp	2,014,519
28,104	PulteGroup Inc	2,889,091
7,122	Ralph Lauren Corp	1,572,110
45,868	Ross Stores Inc	5,861,472
35,597	Royal Caribbean Cruises Ltd	7,313,048
85,135	Southwest Airlines Co	2,858,833
158,926	Starbucks Corp	15,589,051

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER S&P 500® INDEX FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
25,543	Tapestry Inc	$ 1,798,483
65,557	Target Corp	6,841,529
391,569	Tesla Inc(a)	101,479,022
158,137	TJX Cos Inc	19,261,087
9,357	TKO Group Holdings Inc	1,429,843
70,615	Tractor Supply Co	3,890,886
7,004	Ulta Beauty Inc(a)	2,567,246
43,140	United Airlines Holdings Inc(a)	2,978,817
79,609	Walgreens Boots Alliance Inc	889,233
608,599	Walmart Inc	53,428,906
17,300	Williams-Sonoma Inc	2,735,130
6,059	WW Grainger Inc	5,985,262
10,598	Wynn Resorts Ltd	884,933
39,141	Yum! Brands Inc	6,159,228
		556,945,843
Consumer, Non-Cyclical — 16.72%
243,187	Abbott Laboratories	32,258,755
248,156	AbbVie Inc	51,993,646
41,372	Agilent Technologies Inc	4,839,697
11,854	Align Technology Inc(a)	1,883,126
237,629	Altria Group Inc	14,262,493
75,367	Amgen Inc	23,480,589
73,161	Archer-Daniels-Midland Co	3,512,460
57,130	Automatic Data Processing Inc	17,454,929
11,889	Avery Dennison Corp	2,115,885
77,558	Baxter International Inc	2,654,810
39,385	Becton Dickinson & Co	9,021,528
18,854	Biogen Inc(a)	2,579,981
17,484	Bio-Techne Corp	1,025,087
206,644	Boston Scientific Corp(a)	20,846,247
284,369	Bristol-Myers Squibb Co	17,343,665
19,696	Brown-Forman Corp Class B	668,482
16,243	Bunge Global SA	1,241,290
22,002	Campbell's Co	878,320
32,521	Cardinal Health Inc	4,480,418
25,677	Cencora Inc	7,140,517
66,318	Centene Corp(a)	4,026,166
5,706	Charles River Laboratories International Inc(a)	858,867
33,184	Church & Dwight Co Inc	3,653,227
38,999	Cigna Group	12,830,671
48,065	Cintas Corp	9,878,799
17,389	Clorox Co	2,560,530
543,593	Coca-Cola Co	38,932,131
116,930	Colgate-Palmolive Co	10,956,341
78,378	Conagra Brands Inc	2,090,341
22,383	Constellation Brands Inc Class A	4,107,728
27,950	Cooper Cos Inc(a)	2,357,581
9,779	Corpay Inc(a)	3,410,133
97,974	Corteva Inc	6,165,504
179,880	CVS Health Corp	12,186,870
90,130	Danaher Corp	18,476,650
5,992	DaVita Inc(a)	916,596
54,594	Dexcom Inc(a)	3,728,224
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
82,696	Edwards Lifesciences Corp(a)	$ 5,993,806
32,598	Elevance Health Inc	14,178,826
110,475	Eli Lilly & Co	91,242,407
18,351	Equifax Inc	4,469,570
29,742	Estee Lauder Cos Inc Class A	1,962,972
61,054	GE HealthCare Technologies Inc	4,927,668
81,187	General Mills Inc	4,854,171
174,738	Gilead Sciences Inc	19,579,393
34,306	Global Payments Inc	3,359,243
25,571	HCA Healthcare Inc	8,836,059
14,452	Henry Schein Inc(a)	989,817
19,442	Hershey Co	3,325,165
36,732	Hologic Inc(a)	2,268,936
52,384	Hormel Foods Corp	1,620,761
17,531	Humana Inc	4,638,703
11,765	IDEXX Laboratories Inc(a)	4,940,712
20,689	Incyte Corp(a)	1,252,719
10,167	Insulet Corp(a)	2,669,956
49,940	Intuitive Surgical Inc(a)	24,733,784
26,048	IQVIA Holdings Inc(a)	4,592,262
17,795	J M Smucker Co	2,107,106
337,776	Johnson & Johnson	56,016,772
36,652	Kellanova	3,023,423
279,762	Kenvue Inc	6,708,693
169,249	Keurig Dr Pepper Inc	5,791,701
46,172	Kimberly-Clark Corp	6,566,582
127,162	Kraft Heinz Co	3,869,540
93,324	Kroger Co	6,317,102
12,107	Labcorp Holdings Inc	2,817,783
15,480	Lamb Weston Holdings Inc	825,084
4,215	MarketAxess Holdings Inc	911,915
35,411	McCormick & Co Inc	2,914,679
17,798	McKesson Corp	11,977,876
179,813	Medtronic PLC	16,157,996
354,677	Merck & Co Inc	31,835,808
40,889	Moderna Inc(a)	1,159,203
8,080	Molina Healthcare Inc(a)	2,661,471
20,594	Molson Coors Beverage Co Class B	1,253,557
177,290	Mondelez International Inc Class A	12,029,127
94,068	Monster Beverage Corp(a)	5,504,859
21,849	Moody's Corp	10,174,861
140,564	PayPal Holdings Inc(a)	9,171,801
192,365	PepsiCo Inc	28,843,208
794,563	Pfizer Inc	20,134,226
218,001	Philip Morris International Inc	34,603,299
330,198	Procter & Gamble Co	56,272,343
20,420	Quanta Services Inc	5,190,356
16,560	Quest Diagnostics Inc	2,801,952
14,760	Regeneron Pharmaceuticals Inc	9,361,235
21,864	ResMed Inc	4,894,256
19,666	Revvity Inc	2,080,663
43,775	Rollins Inc	2,365,163
44,516	S&P Global Inc	22,618,580
15,716	Solventum Corp(a)	1,195,045

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER S&P 500® INDEX FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
13,343	STERIS PLC	$ 3,024,191
48,104	Stryker Corp	17,906,714
71,342	Sysco Corp	5,353,504
53,629	Thermo Fisher Scientific Inc	26,685,790
43,983	Tyson Foods Inc Class A	2,806,555
9,264	United Rentals Inc	5,805,749
129,086	UnitedHealth Group Inc	67,608,793
6,785	Universal Health Services Inc Class B	1,274,901
20,487	Verisk Analytics Inc	6,097,341
36,107	Vertex Pharmaceuticals Inc(a)	17,505,396
202,750	Viatris Inc	1,765,953
8,300	Waters Corp(a)	3,059,131
10,120	West Pharmaceutical Services Inc	2,265,666
28,216	Zimmer Biomet Holdings Inc	3,193,487
65,022	Zoetis Inc	10,705,872
		1,132,471,522
Energy — 3.67%
57,154	APA Corp	1,201,377
141,621	Baker Hughes Co	6,224,243
234,331	Chevron Corp	39,201,233
181,369	ConocoPhillips	19,047,372
102,114	Coterra Energy Inc	2,951,095
84,469	Devon Energy Corp	3,159,141
26,787	Diamondback Energy Inc	4,282,706
19,049	Enphase Energy Inc(a)	1,181,990
78,861	EOG Resources Inc	10,113,135
84,073	EQT Corp	4,492,020
29,554	Expand Energy Corp	3,289,951
610,606	Exxon Mobil Corp	72,619,372
14,439	First Solar Inc(a)	1,825,523
116,538	Halliburton Co	2,956,569
38,573	Hess Corp	6,161,265
271,000	Kinder Morgan Inc	7,731,630
46,900	Marathon Petroleum Corp	6,832,861
95,153	Occidental Petroleum Corp	4,696,752
86,990	ONEOK Inc	8,631,148
56,782	Phillips 66	7,011,441
200,338	Schlumberger NV	8,374,128
32,082	Targa Resources Corp	6,431,479
2,841	Texas Pacific Land Corp	3,764,297
45,699	Valero Energy Corp	6,035,467
170,916	Williams Cos Inc	10,213,940
		248,430,135
Financial — 15.49%
70,654	Aflac Inc	7,856,018
24,249	Alexandria Real Estate Equities Inc REIT	2,243,275
35,799	Allstate Corp	7,412,899
78,028	American Express Co	20,993,433
83,385	American International Group Inc	7,249,492
65,519	American Tower Corp REIT	14,256,934
13,670	Ameriprise Financial Inc	6,617,784
Shares		Fair Value
Financial — (continued)
30,490	Aon PLC Class A	$ 12,168,254
64,693	Apollo Global Management Inc	8,859,059
53,637	Arch Capital Group Ltd	5,158,807
35,025	Arthur J Gallagher & Co	12,092,031
5,812	Assurant Inc	1,219,067
18,406	AvalonBay Communities Inc REIT	3,950,296
935,953	Bank of America Corp	39,057,319
101,943	Bank of New York Mellon Corp	8,549,959
257,263	Berkshire Hathaway Inc Class B(a)	137,013,129
20,413	Blackrock Inc	19,320,496
101,232	Blackstone Inc	14,150,209
31,801	Brown & Brown Inc	3,956,044
25,123	BXP Inc REIT	1,688,014
16,060	Camden Property Trust REIT	1,964,138
53,691	Capital One Financial Corp	9,626,796
14,502	Cboe Global Markets Inc	3,281,658
44,197	CBRE Group Inc Class A(a)	5,780,084
238,972	Charles Schwab Corp	18,706,728
52,562	Chubb Ltd	15,873,198
21,221	Cincinnati Financial Corp	3,134,766
265,173	Citigroup Inc	18,824,631
67,644	Citizens Financial Group Inc	2,771,375
50,526	CME Group Inc	13,404,043
59,658	CoStar Group Inc(a)	4,726,703
60,712	Crown Castle Inc REIT	6,328,012
44,428	Digital Realty Trust Inc REIT	6,366,088
36,287	Discover Financial Services	6,194,191
13,529	Equinix Inc REIT	11,030,870
49,081	Equity Residential REIT	3,513,218
3,179	Erie Indemnity Co Class A	1,332,160
9,078	Essex Property Trust Inc REIT	2,783,042
6,669	Everest Group Ltd	2,423,048
31,450	Extra Space Storage Inc REIT	4,670,011
8,188	Federal Realty Investment Trust REIT	800,950
89,900	Fifth Third Bancorp	3,524,080
33,382	Franklin Resources Inc	642,604
14,686	Globe Life Inc	1,934,440
44,014	Goldman Sachs Group Inc	24,044,408
38,340	Hartford Insurance Group Inc	4,743,808
89,430	Healthpeak Properties Inc REIT	1,808,275
75,476	Host Hotels & Resorts Inc REIT	1,072,514
201,444	Huntington Bancshares Inc	3,023,674
80,505	Intercontinental Exchange Inc	13,887,113
50,375	Invesco Ltd	764,189
85,284	Invitation Homes Inc REIT	2,972,147
37,540	Iron Mountain Inc REIT	3,229,942
392,112	JPMorgan Chase & Co	96,185,074
141,692	KeyCorp	2,265,655
87,844	Kimco Realty Corp REIT	1,865,807

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER S&P 500® INDEX FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Shares		Fair Value
Financial — (continued)
94,648	KKR & Co Inc	$ 10,942,255
27,703	Loews Corp	2,546,183
21,919	M&T Bank Corp	3,918,021
68,859	Marsh & McLennan Cos Inc	16,803,662
114,984	Mastercard Inc Class A	63,025,030
83,356	MetLife Inc	6,692,653
17,355	Mid-America Apartment Communities Inc REIT	2,908,351
173,928	Morgan Stanley	20,292,180
61,476	Nasdaq Inc	4,663,569
28,697	Northern Trust Corp	2,830,959
55,632	PNC Financial Services Group Inc	9,778,437
32,175	Principal Financial Group Inc	2,714,605
82,136	Progressive Corp	23,245,309
129,858	Prologis Inc REIT	14,516,826
50,475	Prudential Financial Inc	5,637,048
21,675	Public Storage REIT	6,487,111
24,474	Raymond James Financial Inc	3,399,683
122,712	Realty Income Corp REIT	7,118,523
26,966	Regency Centers Corp REIT	1,989,012
128,654	Regions Financial Corp	2,795,651
14,597	SBA Communications Corp REIT	3,211,486
43,703	Simon Property Group Inc REIT	7,258,194
41,034	State Street Corp	3,673,774
54,174	Synchrony Financial	2,867,972
30,162	T Rowe Price Group Inc	2,770,983
32,963	Travelers Cos Inc	8,717,395
189,943	Truist Financial Corp	7,816,154
47,801	UDR Inc REIT	2,159,171
227,079	US Bancorp	9,587,275
63,748	Ventas Inc REIT	4,383,312
140,298	VICI Properties Inc REIT	4,576,521
242,295	Visa Inc Class A	84,914,706
34,721	W R Berkley Corp	2,470,746
466,824	Wells Fargo & Co	33,513,295
82,941	Welltower Inc REIT	12,707,391
99,992	Weyerhaeuser Co REIT	2,927,766
13,400	Willis Towers Watson PLC	4,528,530
		1,049,701,698
Industrial — 7.28%
76,557	3M Co	11,243,161
12,736	A O Smith Corp	832,425
14,480	Allegion PLC	1,889,061
228,272	Amcor PLC(b)	2,214,238
32,515	AMETEK Inc	5,597,132
169,720	Amphenol Corp Class A	11,131,935
10,481	Axon Enterprise Inc(a)	5,512,482
47,666	Ball Corp	2,481,969
104,817	Boeing Co(a)	17,876,539
14,359	Builders FirstSource Inc(a)	1,794,013
118,380	Carrier Global Corp	7,505,292
67,694	Caterpillar Inc	22,325,481
18,615	CH Robinson Worldwide Inc	1,906,176
Shares		Fair Value
Industrial — (continued)
272,832	CSX Corp	$ 8,029,446
35,676	Deere & Co	16,744,531
18,758	Dover Corp	3,295,405
55,411	Eaton Corp PLC	15,062,372
79,948	Emerson Electric Co	8,765,499
21,781	Expeditors International of Washington Inc	2,619,165
32,072	FedEx Corp	7,818,512
47,061	Fortive Corp	3,443,924
20,291	Garmin Ltd	4,405,785
39,070	GE Vernova Inc	11,927,290
6,332	Generac Holdings Inc(a)	801,948
37,097	General Dynamics Corp	10,111,900
151,748	General Electric Co	30,372,362
91,171	Honeywell International Inc	19,305,459
54,675	Howmet Aerospace Inc	7,092,988
7,496	Hubbell Inc	2,480,501
4,307	Huntington Ingalls Industries Inc	878,800
11,407	IDEX Corp	2,064,325
37,678	Illinois Tool Works Inc	9,344,521
58,773	Ingersoll Rand Inc	4,703,603
14,541	Jabil Inc	1,978,594
17,938	Jacobs Solutions Inc	2,168,525
9,070	JB Hunt Transport Services Inc	1,341,907
93,662	Johnson Controls International PLC	7,503,263
23,236	Keysight Technologies Inc(a)	3,480,056
26,593	L3Harris Technologies Inc	5,566,181
4,699	Lennox International Inc	2,635,340
29,578	Lockheed Martin Corp	13,212,788
9,119	Martin Marietta Materials Inc	4,360,068
31,760	Masco Corp	2,208,590
2,788	Mettler-Toledo International Inc(a)	3,292,377
6,045	Mohawk Industries Inc(a)	690,218
9,165	Nordson Corp	1,848,764
32,378	Norfolk Southern Corp	7,668,729
18,547	Northrop Grumman Corp	9,496,249
26,276	Old Dominion Freight Line Inc	4,347,364
56,938	Otis Worldwide Corp	5,876,002
12,312	Packaging Corp of America	2,438,022
18,047	Parker-Hannifin Corp	10,969,869
24,831	Pentair PLC	2,172,216
28,539	Republic Services Inc	6,911,004
14,921	Rockwell Automation Inc	3,855,288
186,620	RTX Corp	24,719,685
75,247	Smurfit WestRock PLC	3,390,630
7,485	Snap-on Inc	2,522,520
24,999	Stanley Black & Decker Inc	1,921,923
42,273	TE Connectivity PLC	5,974,020
6,500	Teledyne Technologies Inc(a)	3,235,115
21,800	Textron Inc	1,575,050
32,213	Trane Technologies PLC	10,853,204
7,645	TransDigm Group Inc	10,575,252
36,468	Trimble Inc(a)	2,394,124
85,002	Union Pacific Corp	20,080,873

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER S&P 500® INDEX FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Shares		Fair Value
Industrial — (continued)
103,915	United Parcel Service Inc Class B	$ 11,429,611
36,138	Veralto Corp	3,521,648
19,763	Vulcan Materials Co	4,610,708
51,816	Waste Management Inc	11,995,922
23,476	Westinghouse Air Brake Technologies Corp	4,257,373
36,513	Xylem Inc	4,361,843
		493,019,155
Technology — 28.23%
87,611	Accenture PLC Class A	27,338,136
61,721	Adobe Inc(a)	23,671,855
227,533	Advanced Micro Devices Inc(a)	23,376,740
24,700	Akamai Technologies Inc(a)	1,988,350
69,613	Analog Devices Inc	14,038,854
11,425	ANSYS Inc(a)	3,616,698
2,111,169	Apple Inc	468,953,970
115,589	Applied Materials Inc	16,774,276
30,519	Autodesk Inc(a)	7,989,874
658,750	Broadcom Inc	110,294,513
15,706	Broadridge Financial Solutions Inc	3,808,077
39,171	Cadence Design Systems Inc(a)	9,962,360
71,112	Cognizant Technology Solutions Corp Class A	5,440,068
34,616	Crowdstrike Holdings Inc Class A(a)	12,204,909
16,788	Dayforce Inc(a)	979,244
42,897	Dell Technologies Inc Class C	3,910,062
35,432	Electronic Arts Inc	5,120,633
6,418	EPAM Systems Inc(a)	1,083,615
3,434	Fair Isaac Corp(a)	6,332,845
74,013	Fidelity National Information Services Inc	5,527,291
79,768	Fiserv Inc(a)	17,615,167
86,180	Fortinet Inc(a)	8,295,687
11,281	Gartner Inc(a)	4,735,087
175,325	Hewlett Packard Enterprise Co	2,705,265
128,623	HP Inc	3,561,571
604,722	Intel Corp	13,733,237
129,644	International Business Machines Corp	32,237,277
39,300	Intuit Inc	24,129,807
11,791	Jack Henry & Associates Inc	2,153,037
18,754	KLA Corp	12,748,969
180,404	Lam Research Corp	13,115,371
15,138	Leidos Holdings Inc	2,042,722
77,694	Microchip Technology Inc	3,761,167
155,455	Micron Technology Inc	13,507,485
1,045,319	Microsoft Corp	392,402,299
7,046	Monolithic Power Systems Inc	4,086,539
11,007	MSCI Inc	6,224,458
27,350	NetApp Inc	2,402,424
Shares		Fair Value
Technology — (continued)
3,443,325	NVIDIA Corp	$ 373,187,563
36,203	NXP Semiconductors NV	6,880,742
55,349	ON Semiconductor Corp(a)	2,252,151
229,615	Oracle Corp	32,102,473
287,402	Palantir Technologies Inc Class A(a)	24,256,729
44,342	Paychex Inc	6,841,084
5,143	Paycom Software Inc	1,123,643
16,626	PTC Inc(a)	2,576,199
155,772	QUALCOMM Inc	23,928,137
15,062	Roper Technologies Inc	8,880,254
134,039	Salesforce Inc	35,970,706
27,573	Seagate Technology Holdings PLC(b)	2,342,326
28,883	ServiceNow Inc(a)	22,994,912
27,142	Skyworks Solutions Inc	1,754,187
78,155	Super Micro Computer Inc(a)	2,676,027
21,671	Synopsys Inc(a)	9,293,608
24,466	Take-Two Interactive Software Inc(a)	5,070,578
21,346	Teradyne Inc	1,763,180
127,901	Texas Instruments Inc	22,983,810
5,635	Tyler Technologies Inc(a)	3,276,133
45,237	Western Digital Corp(a)	1,828,932
28,723	Workday Inc Class A(a)	6,707,682
7,202	Zebra Technologies Corp Class A(a)	2,034,997
		1,912,595,992
Utilities — 2.50%
105,614	AES Corp	1,311,726
38,415	Alliant Energy Corp	2,472,005
34,673	Ameren Corp	3,481,169
73,118	American Electric Power Co Inc	7,989,604
25,861	American Water Works Co Inc	3,815,015
24,247	Atmos Energy Corp	3,748,101
90,158	CenterPoint Energy Inc	3,266,424
40,071	CMS Energy Corp	3,009,733
49,941	Consolidated Edison Inc	5,522,975
44,165	Constellation Energy Corp	8,904,989
114,615	Dominion Energy Inc	6,426,463
27,745	DTE Energy Co	3,836,301
108,530	Duke Energy Corp	13,237,404
49,649	Edison International	2,925,319
56,982	Entergy Corp	4,871,391
35,497	Evergy Inc	2,447,518
47,695	Eversource Energy	2,962,337
140,887	Exelon Corp	6,492,073
73,919	FirstEnergy Corp	2,987,806
288,326	NextEra Energy Inc	20,439,430
62,136	NiSource Inc	2,491,032
29,422	NRG Energy Inc	2,808,624
314,691	PG&E Corp	5,406,391
19,123	Pinnacle West Capital Corp	1,821,466
99,205	PPL Corp	3,582,293

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER S&P 500® INDEX FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Shares		Fair Value
Utilities — (continued)
70,420	Public Service Enterprise Group Inc	$ 5,795,566
88,808	Sempra	6,337,339
153,624	Southern Co	14,125,727
48,298	Vistra Corp	5,672,117
47,323	WEC Energy Group Inc	5,157,261
80,513	Xcel Energy Inc	5,699,515
		169,045,114
TOTAL COMMON STOCK — 98.68% (Cost $4,244,536,107)		$6,684,725,936
GOVERNMENT MONEY MARKET MUTUAL FUNDS
4,951,935	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(c), 4.29%(d)	4,951,935
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.07% (Cost $4,951,935)		$4,951,935
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
U.S. Treasury Bonds and Notes — 0.85%
$58,181,800	U.S. Treasury Bills(e) 4.23%, 05/15/2025	$ 57,882,817
TOTAL SHORT TERM INVESTMENTS — 0.85% (Cost $57,882,817)		$57,882,817
TOTAL INVESTMENTS — 99.60% (Cost $4,307,370,859)		$6,747,560,688
OTHER ASSETS & LIABILITIES, NET — 0.40%		$26,820,707
TOTAL NET ASSETS — 100.00%		$6,774,381,395

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan as of March 31, 2025.
(c)	Collateral received for securities on loan.
(d)	Rate shown is the 7-day yield as of March 31, 2025.
(e)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
REIT	Real Estate Investment Trust
As of March 31, 2025, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized Appreciation
Long
S&P 500® Emini Futures	320	USD	90,452	Jun 2025	$325,899
				Net Appreciation	$325,899
See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of Empower Funds (the "Board") has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the Funds' investment adviser, Empower Capital Management, LLC ("ECM"), to complete valuation determinations under those policies and procedures. Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Board approved ECM as the Funds' valuation designee to make all fair value determinations with respect to the Funds' investments, subject to oversight by the Board.
Each Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange ("NYSE") on each day the NYSE is open for trading. The net asset value ("NAV") of each class of a Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used.  If the closing price is not available, the current bid as of the close of business will be used.  For securities traded on more than one exchange, or upon one or more exchanges and in the OTC market, the last sale price as of the close of business on the market which the security is traded most extensively will be used.  If the closing price is not available, the current bid as of the close of business will be used.  For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value.  Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used.  For derivatives traded OTC, independent pricing services will be utilized when possible.  If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board and are utilized for all investment types when available.  In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources.  The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

March 31, 2025

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities.  These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data
Convertible Preferred Stock, Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices
Exchange Traded Funds	Exchange traded close price
Government Money Market Mutual Funds	Net asset value of underlying mutual fund
Short Term Investments	Maturity date, credit quality and interest rates
Futures Contracts	Exchange traded close price
Forward Foreign Currency Contracts	Foreign currency spot and forward rates
The Funds classify their valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.  These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes.  Unobservable inputs reflect a Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2025, the inputs used to value the investments of the Empower Large Cap Value Fund are detailed in the following table. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments. For the remaining Funds, all the investments were valued using Level 1 inputs, except for Short Term Investments, which were valued using Level 2 inputs.
Empower Large Cap Value Fund
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock
Basic Materials	$48,078,461	$—	$—	$48,078,461
Communications	62,291,466	—	—	62,291,466
Consumer, Cyclical	132,423,241	—	—	132,423,241
Consumer, Non-cyclical	386,733,699	18,342,464	—	405,076,163
Energy	105,921,934	23,466,375	—	129,388,309
Financial	376,090,631	—	—	376,090,631
Industrial	178,014,109	10,373,677	—	188,387,786
Technology	120,405,643	5,727,263	—	126,132,906
Utilities	80,446,907	—	—	80,446,907
	1,490,406,091	57,909,779	—	1,548,315,870
Convertible Preferred Stock	—	1,193,788	—	1,193,788
Preferred Stock	—	7,296,946	—	7,296,946
Government Money Market Mutual Funds	14,519,423	—	—	14,519,423
Total investments, at fair value:	1,504,925,514	66,400,513	—	1,571,326,027

March 31, 2025

	Level 1	Level 2	Level 3	Total
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	53,521	—	53,521
Total Assets	$1,504,925,514	$66,454,034	$—	$1,571,379,548
Liabilities
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	(273,900)	—	(273,900)
Total Liabilities	$—	$(273,900)	$—	$(273,900)
(a)	Forward Foreign Currency Contracts are reported at the security’s unrealized appreciation/(depreciation), which represents the change in the contract’s value from trade date
Futures Contracts
A Fund may use futures to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Forward Foreign Currency Contracts
A Fund may enter into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure.  A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.
The following tables represent the average month-end volume of each Fund’s derivative transactions, if any, during the reporting period:
Empower Large Cap Value Fund
Forward Currency Exchange Contracts:
Average notional amount	$42,841,776
Empower S&P 500® Index Fund
Futures Contracts:
Average long contracts	367
Average notional long	$108,639,416

March 31, 2025